ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES
ACCRUED EXPENSES

17.  ACCRUED EXPENSES

The breakdown of accrued expenses is as follows:

	2021	2022
Operation, maintenance, and telecommunication service	8,978	8,183
Salaries and benefits	4,180	4,014
General, administrative, and marketing expenses	2,583	3,067
Interest and bank charges	144	181
Total	15,885	15,445

Refer to Note 31 for details of related party transactions.